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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-2151
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                         BANCROFT CONVERTIBLE FUND, INC.
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               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
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               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                         Bancroft Convertible Fund, Inc.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                              Martha J. Hays, Esq.
                      Ballard Spahr Andrews & Ingersoll, LLP
                               1735 Market Street
                          Philadelphia, PA 19103-7599

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  October 31

Date of reporting period:  June 30, 2005

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Item 1. Proxy Voting Record


Description                            Proposal   Voted     Vote    For/
                                         Type                       Agnst
                                                                    Mgmt
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Issuer: Valero Energy Corp.
Ticker symbol: VLO
CUSIP: 91913Y407
Meeting date: 4/28/2005

Election of Directors                    MGMT      YES    FOR ALL   FOR

Ratification of the appointment of       MGMT      YES    FOR       FOR
independent auditors for 2005

Approval of the 2005 Omnibus Stock       MGMT      YES    FOR       FOR
Incentive Plan



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Issuer: Kerr-McGee Corp.
Ticker symbol: KMG
CUSIP: 492386107
Meeting date: 5/10/2005

Election of Directors                    MGMT      YES    FOR ALL   FOR

Ratification of the appointment of       MGMT      YES    FOR       FOR
independent auditors for 2005

Approval of 2005 Long Term Incentive     MGMT      YES    FOR       FOR
Plan

Approval to amend the Certificate of     MGMT      YES    FOR       FOR
Incorporation to increase the
authorized number of Shares of
Common Stock

Shareholder proposal to establish an    SHLDR      YES    ABSTAIN   AGNST
Office of the Board of Directors



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Issuer: Emmis Communications Corp.
Ticker symbol: EMMS
CUSIP: 291525202
Meeting date: 6/13/2005

Approval of amendment to the             MGMT      YES    FOR       FOR
Articles of Incorporation

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Convertible Fund, Inc.
By /s/Thomas H. Dinsmore
Thomas H. Dinsmore
Principal Executive Officer
Date: July 26, 2005